Accounting policies, changes in accounting estimates and errors (Tables)	12 Months Ended
Dec. 31, 2025
Accounting policies, change in estimates and errors [Abstract]
Schedule of change in accounting policy

Consolidated balance sheet	At 31 December 2024		At 31 December 2023/ 1 January 2024
(in USD million)	As reported	Restated	As reported	Restated
Cash and cash equivalents	8,120	5,903	9,641	8,070
Prepayments and financial receivables	3,867	6,084	3,729	5,300
Sum	11,987	11,987	13,370	13,370

Consolidated Statement of Cash Flows	Full year 2024		Full year 2023
(in USD million)	As reported	Restated	As reported	Restated
Cash collaterals for commodity derivative transactions	—	(645)	—	4,556
Cash flow provided by operating activities before taxes paid and working capital items	38,483	37,838	48,016	52,572
Cash flows provided by operating activities	20,110	19,465	24,701	29,257
Cash and cash equivalents at the beginning of the period (net of overdraft)	9,641	8,070	15,579	9,451
Cash and cash equivalents at the end of the period (net of overdraft)	8,120	5,903	9,641	8,070